Group Subsidiaries and Holdings	12 Months Ended
Dec. 31, 2025
Group Subsidiaries and Holdings
Group Subsidiaries and Holdings

Group Subsidiaries and Holdings

In accordance with section 409 of the Companies Act 2006, a full list of subsidiaries, partnerships, associates, joint ventures and joint arrangements, the place of incorporation, registered office address, and the effective percentage of equity owned as at 31 December 2025 are disclosed below. Unless otherwise stated, the share capital disclosed comprises ordinary shares which are indirectly held by AstraZeneca PLC.

Unless otherwise stated, the accounting year ends of subsidiaries are 31 December. The Group Financial Statements consolidate the Financial Statements of the Company and its subsidiaries at 31 December 2025.

At 31 December 2025	Group Interest
Wholly owned subsidiaries

Algeria
AAPM SARL	100%
20, Zone Macro-Economique, Hydra, Dar El Medina, Algiers, Algeria

Argentina
AstraZeneca S.A.	100%
Olga Cossettini 363, 3° floor, Buenos Aires, Argentina
Alexion Pharma Argentina SRL	100%
Avenida Leandro N. Alem 592 Piso 6, Buenos Aires, Argentina

Australia
AstraZeneca Holdings Pty Limited	100%
AstraZeneca Pty Limited	100%
Alexion Pharmaceuticals Australasia Pty Ltd	100%
66 Talavera Road, Macquarie Park, NSW 2113, Australia
LogicBio Australia Pty Limited	100%
Level 40, 2-26 Park Street, Sydney, NSW 2000, Australia

Austria
AstraZeneca Österreich GmbH	100%
Alexion Pharma Austria GmbH	100%
Rechte Wienzeile 223, 1120 Wien, Austria

Belgium
AstraZeneca S.A. / N.V.	100%
Alfons Gossetlaan 40, bus 201, 1702 Groot-Bijgaarden, Belgium
Alexion Pharma Belgium Sprl	100%
Alexion Services Europe Sprl	100%
Rue des Deux Eglises 29-33, 1000 Brussels, Belgium
EsoBiotec SA1	100%
Rue André Dumont 5, 1435 Mont-Saint-Guibert, Belgium

Bermuda
Alexion Bermuda Holding ULC	100%
Alexion Bermuda Limited	100%
Alexion Bermuda Partners LP	100%
Victoria Place, 5th Floor, 31 Victoria Street, Hamilton, HM 10, Bermuda

Brazil
AstraZeneca do Brasil Limitada	100%
Rod. Raposo Tavares, KM 26, 9, Cotia, Brazil
Alexion Farmacêutica América Latina Serviços de Administração de Vendas Ltda.	100%
Alexion Serviços e Farmacêutica do Brasil Ltda.	100%
Av. Dr Chucri Zaidan, 1240, 15° andar, CEP 04711-130, Ed. Morumbi Corporate – Golden Tower Vila São Francisco, São Paulo, Brazil

British Virgin Islands
Gracell Biotechnologies Holdings Limited	100%
Office of Sertus Incorporations (BVI) Limited, Sertus Chambers, P.O. Box 905, Quastisky Building, Road Town, Tortola, British Virgin Islands

Bulgaria
AstraZeneca Bulgaria EOOD	100%
51 Cherni Vrah Bld., Business Garden Office X, floor 10, Lozenets district, 1407 Sofia, Bulgaria

Canada
AstraZeneca Canada Inc.	100%
Evinova Canada Inc.	100%
Suite 5000, 1004 Middlegate Road, Mississauga, ON, L4Y 1M4, Canada
Alexion Pharma Canada Corp.	100%
Suite 1300, 1969 Upper Water Street, Halifax, NS, B3J 3R7, Canada
Fusion Pharmaceuticals Inc.	100%
270 Longwood Road South, Hamilton, ON, L8P 0A6, Canada

Cayman Islands
AZ Reinsurance Limited	100%
18 Forum Lane, 2nd Floor, Camana Bay, Grand Cayman, P.O. Box 69, Cayman Islands
Gracell Biotechnologies Inc.	100%
P.O. Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands

Chile
AstraZeneca S.A.	100%
AstraZeneca Farmaceutica Chile Limitada	100%
Av. Isidora Goyenechea 3477, 2nd Floor, Las Condes, Santiago, Chile

China
Alexion Pharmaceuticals (Shanghai) Company Limited (in liquidation)	100%
Room 1703, Level 17, No. 88 Xizang North Road, Jing’an District, Shanghai, China
AstraZeneca Global R&D (Beijing) Co., Ltd	100%
Room 1101, Floor 11, Building No. 4, No. 8 Courtyard, No. 1 Kegu Street, Beijing Economic-Technological Development Area, Beijing, China
AstraZeneca Global R&D (China) Co., Ltd.	100%
16F, 88 Xizang North Road, Jing’an District, Shanghai, China
AstraZeneca Investment (China) Co., Ltd.	100%
199 Liangjing Road, Pilot Free Trade Zone, Shanghai, China
AstraZeneca Investment Consulting (Wuxi) Co., Ltd.	100%
Room 808, 8F, Building 99-2 Linghu Avenue, Xinwu District, Wuxi, Jiangsu, China
AstraZeneca Pharmaceutical Co., Ltd.	100%
No. 2, Huangshan Road, Wuxi, Jiangsu Province, China
AstraZeneca Pharmaceutical (Beijing) Co., Ltd.	100%
1F, Building No. 4, No. 8 Courtyard, No. 1 Kegu Street, Beijing Economic-Technological Development Area, Beijing, China
AstraZeneca Pharmaceutical (Chengdu) Co., Ltd.	100%
10th Floor, Building 11 (Building E11), No. 366, Hemin Street, Chengdu High-tech Zone, China (Sichuan) Pilot Free Trade Zone, China
AstraZeneca Pharmaceutical (Guangzhou) Co., Ltd.	100%
Room 406-178, No. 1, Yichuang Street, (China-Singapore
Guangzhou Knowledge City) Huangpu District, Guangzhou City, China
AstraZeneca Pharmaceutical (Hangzhou) Co., Ltd.	100%
12F & 14F, Building 1, Shuli Plaza, 758 Fei Jia Tang Road, Gongshu District, Hangzhou, Zhejiang Province, China
AstraZeneca Pharmaceutical Manufacturing (Qingdao) Co., Ltd.	100%
AstraZeneca Pharmaceutical (Qingdao) Co., Ltd.	100%
Floor 8, Building 2, 82 Juxianqiao Road, High-tech Zone, Qingdao, Shandong Province, China
AstraZeneca Pharmaceutical (Shanghai) Co., Ltd.	100%
B1F, 8F & 9F, 88 Xizang North Road, Jing’an District, Shanghai, China
AstraZeneca Pharmaceuticals (China) Co., Ltd.	100%
88 Yaocheng Avenue, Jiangsu Province, Taizhou, China
AstraZeneca Rare Disease R&D (Beijing) Co., Ltd	100%
Room 1102, Floor 11, Building No. 4, No. 8 Courtyard, No. 1 Kegu Street, Beijing Economic-Technological Development Area, Beijing, China
AstraZeneca (Wuxi) Trading Co., Ltd.	100%
Building E (Building No. 5), Huirong Commercial Plaza, East Jinghui Road, Xinwu District, Wuxi, China
Beijing Falikang Pharmaceutical Co., Ltd.	100%
Room 113, Floor 1, Unit 1, Building No. 6, No. 88 Kechuang 6th Street, Beijing Economic-Technological Development Area, Beijing, China
FibroGen (China) Medical Technology Development Co., Ltd	100%
Building A2, No. 88 Kechuang 6th Street, Beijing Economic-Technological Development Area, Beijing, China
Gracell Biomedicine (Shanghai) Co., Ltd.[2]	100%
12th Floor, Building 1, No. 926, Yishan Road, Xuhui District, Shanghai 200233, China
Shanghai Evinova Medical Technology Co., Ltd.[2]	100%
Building C, No. 888, Huanhu 2nd Road West, Lingang New District, Shanghai, Pilot Free Trade Zone, China
Gracell Bioscience (Shanghai) Co., Ltd.	100%
1st-4th Floor, Building 1, No. 418 Guilin Road, Xuhui District, Shanghai 200233, China
Suzhou Gracell Bioscience Co., Ltd.	100%
Unit E547, 5th Floor, Lecheng Plaza, Phase II, Biobay Industrial Park, 218 Sangtian Street, Suzhou Industrial Park, Suzhou Area, Jiangsu, Pilot Free Trade Zone 215123, China

Colombia
AstraZeneca Colombia S.A.S.	100%
Av Carrera 9 No. 101-67 Office 601, Bogotá, 110231, Colombia

Costa Rica
AstraZeneca CAMCAR Costa Rica, S.A.	100%
San José, Escazú, Roble Corporate Center, 5to piso, Costa Rica

Croatia
AstraZeneca d.o.o.	100%
Ulica Vjekoslava Heinzela 70, 10 000 Zagreb, Croatia

Czech Republic
AstraZeneca Czech Republic, s.r.o.	100%
Alexion Pharma Czech s.r.o.	100%
U Trezorky 921/2, 158 00 Prague 5, Czech Republic

Denmark
AstraZeneca A/S	100%
Johanne Møllers Passage 1, Dk-1799, Copenhagen V, Denmark

Egypt
AstraZeneca Egypt for Pharmaceutical Industries SAE	100%
6th of October City, 6th Industrial Zone, Plot 2, Giza, Egypt
AstraZeneca Egypt LLC	100%
47 St. 270 New Maadi, Cairo, Egypt
Drimex LLC	100%
Plot 133, Banks’ District, 5th Settlement, New Cairo, Cairo, Egypt

Estonia
AstraZeneca Eesti OÜ	100%
Harju maakond, Tallinn, Lasnamäe linnaosa, Valukoja tn 8/1, 11415, Estonia

Finland
AstraZeneca Oy.	100%
Keilaranta 18, 02150 Espoo, Finland

France
Amolyt Pharma SAS[1]	100%
15 Chemin du Saquin, Espace Européen, 69130 Écully, France
AstraZeneca SAS	100%
Tour Carpe Diem-31, Place des Corolles, 92400 Courbevoie, France
AstraZeneca Reims Production SAS	100%
Chemin de Vrilly Parc, Industriel de la Pompelle, 51100 Reims, France
AstraZeneca Dunkerque Production SCS	100%
224 Avenue de la Dordogne, 59640 Dunkerque, France
Alexion Europe SAS	100%
Alexion Pharma France SAS	100%
15 Chemin du Saquin, Espace Européen, 69130 Écully, France

Germany
AstraZeneca GmbH	100%
AstraZeneca Holding GmbH[3]	100%
Friesenweg 26, 22763, Hamburg, Germany
AstraZeneca Computational Pathology GmbH[1]	100%
Alexion Pharma Germany GmbH	100%
Landsberger Straße 300, 80687, Munich, Germany

Greece
AstraZeneca S.A.	100%
Agisilaou 6-8 Marousi, Athens, Greece

Hong Kong
AstraZeneca HK Holdings Company Limited	100%
AstraZeneca Hong Kong Limited	100%
Unit 1 – 3, 11/F., China Taiping Finance Centre, 18 King Wah Road, North Point, Hong Kong
FibroGen International (Hong Kong) Limited	100%
26th Floor, Three Exchange Square, 8 Connaught Place Central, Hong Kong
Gracell Biotechnologies (HK) Limited	100%
C&F Secretarial Services Limited, Unit 3A, 12/F, Kaiser Centre, No. 18 Centre Street, Sai Ying Pun, Hong Kong

Hungary
AstraZeneca Kft	100%
1st floor, 4 building B, Alíz str., Budapest, 1117, Hungary

India
AstraZeneca India Private Limited[4]	100%
Block A, Neville Tower, 11th Floor, Ramanujan IT SEZ, Taramani, Chennai, Tamil Nadu, PIN 600113, India
Alexion Business Services Private Limited	100%
9th Floor, Platina, G Block Plot No. C-59, Bandra-Kurla Complex Bandra (East), Mumbai 400051, India
Evinova Health Tech India Private Limited[4]	100%
496/4, II Floor, 10th Cross, Near Bashyam Circle, Sadashivanagar, Bangalore – 560080, Karnataka, India

Indonesia
P.T. AstraZeneca Indonesia	100%
Perkantoran Hijau Arkadia, Tower G, 16th Floor, Unit 02-05, Jl. T.B. Simatupang Kav. 88, Kebagusan, Pasar Minggu, South Jakarta 12520, DKI Jakarta, Indonesia

Iran
AstraZeneca Pars Company	100%
Suite 1, 1st Floor No. 39, Alvand Ave., Argantin Sq., Tehran 1516673114, Iran

Ireland
AstraZeneca Pharmaceuticals (Ireland) Designated Activity Company	100%
4th Floor, South Bank House, Barrow Street, Dublin 4, Republic of Ireland
Alexion Pharma Holding Limited	100%
Alexion Pharma International Operations Limited	100%
Alexion Pharma Development Limited	100%
AstraZeneca Ireland Limited	100%
College Business & Technology Park, Blanchardstown Road North, Dublin 15, Republic of Ireland

Israel
AstraZeneca (Israel) Ltd	100%
Atirei Yeda 1, Building O-Tech 2, POB 8044, Kfar Saba, 4464301, Israel
Alexion Pharma Israel Ltd	100%
1 Atirei Yeda Street O-Tech Building No. 2, 5th Floor Kfar Saba, 4464301, Israel

Italy
Simesa SpA	100%
AstraZeneca SpA	100%
Alexion Pharma Italy Srl	100%
Viale Decumano 39, 20157 Milan, Italy

Japan
AstraZeneca K.K.	100%
3-1, Ofuka-cho, Kita-ku, Osaka, 530-0011, Japan
Alexion Pharma GK	100%
Tamachi Station Tower N 3-1-1, Shibaura, Minato-ku Tokyo 108-0023, Japan

Kazakhstan
AstraZeneca Kazakhstan Limited Liability Partnership	100%
Office 101, 77 Kunayev Street, Almaty 050000, Kazakhstan

Kenya
AstraZeneca Pharmaceuticals Limited	100%
L.R. No.1/1327, Avenue 5, 1st Floor, Rose Avenue, Nairobi, Kenya

Latvia
AstraZeneca Latvija SIA	100%
Skanstes iela 50, Riga, LV-1013, Latvia

Lithuania
AstraZeneca Lietuva UAB	100%
Spaudos g., Vilnius, LT-05132, Lithuania

Luxembourg
AstraZeneca Luxembourg S.A.	100%
Rue Nicolas Bové 2A – L-1253, Luxembourg

Malaysia
AstraZeneca Asia-Pacific Business Services Sdn Bhd	100%
12th Floor, Menara Symphony, No. 5 Jalan Prof, Khoo Kay Kim, Seksyen 13, 46200 Petaling Jaya, Selangor Darul Ehsan, Malaysia
AstraZeneca Sdn Bhd	100%
The Bousteador, Level 11 & 12, No. 10, Jalan PJU 7/6, Mutiara Damansara, 47800 Petaling Jaya, Selangor Darul Ehsan, Malaysia

Mexico
AstraZeneca Health Care Division, S.A. de C.V.	100%
AstraZeneca, S.A. de C.V.	100%
Av. Periferico Sur 4305 interior 5, Colonia Jardines en la Montaña, Mexico City, Tlalpan Distrito Federal, CP 14210, Mexico
Alexion Pharma Mexico S. de R.L. de C.V.	100%
Paseo de los Tamarindos 90, Torre 1 piso 6 - A Col., Bosques de la Lomas, CP 05120 D.F, Mexico

Morocco
AstraZeneca Maroc SARLAU	100%
CFC (Casablanca Finance City), Le Continental Business Center, Bâtiment C, 7ème étage, Quartier Hay Hassani, Casablanca, Morocco

The Netherlands
Alexion Holding B.V.	100%
Alexion Pharma Foreign Holdings, B.V.	100%
Alexion Pharma Netherlands B.V.	100%
AstraZeneca B.V.	100%
AstraZeneca Continent B.V.	100%
AstraZeneca Gamma B.V.	100%
AstraZeneca Holdings B.V.	100%
AstraZeneca Jota B.V.	100%
AstraZeneca Rho B.V.	100%
AstraZeneca Sigma B.V.	100%
AstraZeneca Treasury B.V.	100%
AstraZeneca Zeta B.V.	100%
Prinses Beatrixlaan 582, 2595 BM, The Hague, The Netherlands
AstraZeneca Nijmegen B.V.	100%
Lagelandseweg 78, 6545 CG Nijmegen, The Netherlands
Acerta Pharma B.V.	100%
Aspire Therapeutics B.V.	100%
Kloosterstraat 9, 5349 AB, Oss, The Netherlands
Portola Netherlands B.V. (in liquidation)	100%
Basisweg 10, 1043 AP, Amsterdam, The Netherlands
Neogene Therapeutics B.V.	100%
35C Tafelbergweg, 1105 BC, Amsterdam, The Netherlands

At 31 December 2025	Group Interest
New Zealand
AstraZeneca Limited	100%
Pharmacy Retailing (NZ) Limited t/a Healthcare Logistics, 58 Richard Pearse Drive, Mangere, Auckland, 1142, New Zealand

Nigeria
AstraZeneca Nigeria Limited	100%
42 Vibranium Valley, Local Airport Road, Ikeja, Lagos, Nigeria

Norway
AstraZeneca AS	100%
Karvesvingen 7, 0579 Oslo, Norway

Pakistan
AstraZeneca Pharmaceuticals Pakistan (Private) Limited[5]	100%
Office No 1, 2nd Floor, Sasi Arcade, Block 7, Main Clifton Road, Karachi, Pakistan

Panama
AstraZeneca CAMCAR, S.A.	100%
Bodega #1, Parque Logistico MIT, Carretera Hacia Coco Solo, Colon, Panama

Peru
AstraZeneca Peru S.A.	100%
Calle Las Orquídeas N° 675, Int. 802, Edificio Pacific Tower, San Isidro, Lima, Peru

Philippines
AstraZeneca Pharmaceuticals (Phils.) Inc.	100%
18th Floor, EcoPrime Tower, 32nd Street corner 9th Avenue, Bonifacio Global City, Taguig City, 1634, Philippines

Poland
AstraZeneca Pharma Poland Sp.z.o.o.	100%
Alexion Pharma Poland Sp.z.o.o.	100%
Evinova Poland sp. z o.o	100%
Postępu 14, 02-676, Warszawa, Poland

Portugal
Astra Alpha Produtos Farmacêuticos Lda	100%
AstraZeneca Produtos Farmacêuticos Lda	100%
Novastra Promoção e Comércio Farmacêutico Lda	100%
Novastuart Produtos Farmacêuticos Lda	100%
Stuart-Produtos Farmacêuticos Lda	100%
Zeneca Epsilon – Produtos Farmacêuticos Lda	100%
Zenecapharma Produtos Farmacêuticos, Unipessoal Lda	100%
Rua Humberto Madeira, No 7, Queluz de Baixo, 2730-097, Barcarena, Portugal

Puerto Rico
IPR Pharmaceuticals, Inc.	100%
Road 188, San Isidro Industrial Park, Canóvanas, 00729, Puerto Rico

Romania
AstraZeneca Pharma S.R.L.	100%
Bucharest, 1A Tipografilor Street, MUSE Offices, 2nd and 3rd Floor, District 1, 013714, Romania

Russia
AstraZeneca Industries OOO LLC	100%
81 Vostochniy Lane, Dobrino Village, Borovskiy District, Kaluga Region, 249006, Russian Federation
AstraZeneca Pharmaceuticals LLC	100%
1 Krasnogvardeyskiy Lane 21, Bld.1, Floors 20-30, Moscow, 123112, Russian Federation
Alexion Pharma LLC	100%
12 Presnenskaya Embankment, Premises 1/36, Moscow, 123112, Russian Federation

Saudi Arabia
AstraZeneca Continent – Regional Headquarter	100%
Al-Nakhlah Tower, Floor 13th Ath Thumamah Road, Al Sahafa District, P.O. Box 42150, Riyadh, Kingdom of Saudi Arabia
AstraZeneca Trading Company	100%
8125 Prince Sultan, 2086 Ar Rawdah District, 23435, Jeddah, Kingdom of Saudi Arabia

Singapore
AstraZeneca Pharmaceuticals Singapore Pte. Limited	100%
AstraZeneca Singapore Pte Ltd	100%
10 Kallang Avenue #12-10, Aperia Tower 2, 339510, Singapore

South Africa
AstraZeneca Pharmaceuticals (Pty) Limited	100%
17 Georgian Crescent West, Northdowns Office Park, Bryanston, 2191, South Africa

South Korea
AstraZeneca Korea Co. Ltd	100%
21st Floor, Asem Tower, 517, Yeongdong-daero, Gangnam-gu, Seoul 06164, Republic of Korea
Alexion Pharma Korea LLC	100%
41 FL., 152 Teheran-ro (Yeoksam-dong Gangnam Finance Center), Gangnam-gu, Seoul 06164, Republic of Korea

Spain
AstraZeneca Farmaceutica Holding Spain SA	100%
AstraZeneca Farmaceutica Spain SA	100%
Evinova Spain SL	100%
Fundación AstraZeneca	100%
Laboratorio Beta SA	100%
Laboratorio Lailan SA	100%
Laboratorio Tau SA	100%
Calle del Puerto de Somport, 21-23, Madrid 28050, Spain
Alexion Pharma Spain SL	100%
Avinguda de Roma, 81, Floor 7, Barcelona 08028, Spain

Sweden
AstraZeneca AB	100%
AstraZeneca Biotech AB	100%
AstraZeneca BioVentureHub AB	100%
AstraZeneca International Holdings Aktiebolag	100%
AstraZeneca Pharmaceuticals Aktiebolag	100%
AstraZeneca Södertälje 2 AB	100%
SE-151 85 Södertälje, Sweden
Evinova AB	100%
431, 53 Mölndal, Stockholm, Södertälje, Sweden
Alexion Pharma Nordics Holding AB	100%
Alexion Pharma Nordics AB	100%
Hagaplan 4, 113 68 Stockholm, Sweden

Switzerland
Alexion Pharma GmbH	100%
AstraZeneca AG	100%
Evinova AG	100%
Neuhofstrasse 34, 6340 Baar, Switzerland
SixPeaks Bio AG	100%
Aeschenvorstadt 36, 4501 Basel, Switzerland
Spirogen Sarl (in liquidation)	100%
Rue du Grand-Chêne 5, CH-1003 Lausanne, Switzerland

Taiwan
Alexion Pharma Taiwan Ltd	100%
AstraZeneca Taiwan Limited	100%
21st Floor, Taipei Metro Building 207, Tun Hwa South Road, SEC 2 Taipei, Taiwan

Thailand
AstraZeneca (Thailand) Limited	100%
Asia Centre 19th floor, 173/20, South Sathorn Rd, Khwaeng Thungmahamek, Khet Sathorn, Bangkok, 10120, Thailand

Tunisia
AstraZeneca Tunisie SaRL	100%
Lot n°1.5.5 les jardins du lac, bloc B les berges du lac Tunis, Tunisia

Turkey
AstraZeneca İlaç Sanayi ve Ticaret Limited Şirketi	100%
Zeneca İlaç Sanayi ve Ticaret Anonim Şirketi (in liquidation)	100%
Esentepe Mah. Büyükdere Cad. Levent 199 No: 199 İç Kapı No: 93 Şişli, İstanbul, Turkey
Alexion İlaç Ticaret Limited Şirketi	100%
İçerenköy Mahallesi Umut SK. and Ofis Sit. No: 10 12/73 Ataşehir, Istanbul 10-12/73, Turkey

Ukraine
AstraZeneca Ukraina LLC	100%
54 Simi Prakhovykh Street, Kyiv, 01033, Ukraine

United Arab Emirates
AstraZeneca FZ-LLC	100%
Dubai Sciences Park Towers, Tower South, S1706S, Dubai Sciences Park, Dubai, United Arab Emirates

United Kingdom
Alexion Pharma UK Limited	100%
Ardea Biosciences Limited	100%
Astra Pharmaceuticals Limited	100%
AstraPharm	100%
AstraZeneca China UK Limited	100%
AstraZeneca Death In Service Trustee Limited	100%
AstraZeneca Employee Share Trust Limited	100%
AstraZeneca Finance Limited	100%
AstraZeneca Intermediate Holdings Limited[6]	100%
AstraZeneca Investments Limited	100%
AstraZeneca Japan Limited	100%
AstraZeneca Nominees Limited	100%
AstraZeneca Quest Limited	100%
AstraZeneca Share Trust Limited	100%
AstraZeneca Sweden Investments Limited	100%
AstraZeneca Treasury Limited	100%
AstraZeneca UK Limited	100%
AstraZeneca US Investments Limited[6]	100%
AZENCO4 Limited	100%
AZENCO6 Limited	100%
Cambridge Antibody Technology Group Limited	100%
Evinova Limited	100%
KuDOS Horsham Limited	100%
KuDOS Pharmaceuticals Limited	100%
Syntimmune Limited	100%
Zenco (No. 8) Limited	100%
Zeneca Finance (Netherlands) Company	100%
MedImmune Limited	100%
1 Francis Crick Avenue, Cambridge Biomedical Campus, Cambridge, CB2 0AA, United Kingdom
MedImmune U.K. Limited	100%
Plot 6, Renaissance Way, Boulevard Industry Park, Liverpool, L24 9JW, United Kingdom

United States
Acerta Pharma LLC[7]	100%
121 Oyster Point Boulevard, South San Francisco, CA 94080, United States
Alexion Pharmaceuticals, Inc.	100%
Achillion Pharmaceuticals Inc.	100%
Alexion US1 LLC[7]	100%
Syntimmune LLC7	100%
TeneoTwo, Inc.	100%
121 Seaport Boulevard Boston, MA 02210, United States
AlphaCore Pharma, LLC[7,12]	100%
333 Parkland Plaza, Suite 5, Ann Arbor, MI 48103, United States
Amolyt Pharma Inc.	100%
185 Alewife Brook Pkwy, Suite 210, Cambridge, MA 02138, United States
Amylin Ohio LLC[7]	100%
Amylin Pharmaceuticals, LLC[7]	100%
Ardea Biosciences, Inc.	100%
AstraZeneca Collaboration Ventures, LLC[7]	100%
AstraZeneca Finance and Holdings Inc.	100%
AstraZeneca Finance LLC[7]	100%
AstraZeneca Pharmaceuticals LP8	100%
Atkemix Nine Inc.	100%
Atkemix Ten Inc.	100%
AZ Biotech Holdings, Inc.	100%
Cincor Pharma Inc.	100%
Corpus Christi Holdings Inc.	100%
LogicBio Therapeutics, Inc.	100%
Omthera Pharmaceuticals, Inc.	100%
Optein, Inc.	100%
Stauffer Management Company LLC[7]	100%
Zeneca Inc.	100%
Zeneca Holdings Inc.	100%
Zeneca Wilmington Inc.[6]	100%
1800 Concord Pike, Wilmington, DE 19803, United States
AZ-Mont Insurance Company	100%
100 Bank Street, Suite 630, Burlington, VT 05401, United States
Caelum Biosciences Inc.	100%
1200 Florence Columbus Road, Bordentown, NJ 08505, United States
Evinova Inc.	100%
101 Orchard Ridge Drive, Gaithersburg, MD 20878, United States
Fusion Pharmaceuticals US Inc.	100%
2 International Place, Suite 2310, Boston, MA 02110, United States
Gracell Biopharmaceuticals, Inc.	100%
530 Lytton Avenue, 2nd Floor, Palo Alto, CA 94301, United States
Icosavax, Inc.	100%
1930 Boren Avenue, Suite 1000, Seattle, WA 98101, United States
MedImmune, LLC[7]	100%
MedImmune Ventures, Inc.	100%
One MedImmune Way, Gaithersburg, MD 20878, United States
Modella AI, Inc.	100%
72, Winthrop Street, Charlestown, MA 02129, United States
Pearl Therapeutics, Inc.	100%
200 Cardinal Way, Redwood City, CA 94063, United States
Portola Pharmaceuticals LLC[7]	100%
ZS Pharma, Inc.	100%
1100 Park Place, Suite 300, San Mateo, CA 94403, United States

At 31 December 2025	Group Interest
Uruguay
AstraZeneca S.A.	100%
Yaguarón 1407 of 1205, 11.100, Montevideo, Uruguay

Venezuela
AstraZeneca Venezuela S.A.	100%
Gotland Pharma S.A.	100%
Av. La Castellana, Torre La Castellana, Piso 5, Oficina 5-G, 5-H, 5-I, Urbanización La Castellana, Municipio Chacao, Estado Bolivariano de Miranda, Venezuela

Vietnam
AstraZeneca Vietnam Company Limited	100%
18th Floor, A&B Tower, 76 Le Lai, Ben Thanh Ward, District 1, Ho Chi Minh City, Vietnam

Subsidiaries where the effective interest is less than 100%
Algeria
AstraZeneca Algeria Pharmaceutical Industries SPA	49%
N° 20, Micro Zone d’Activité Hydra, Centre des Affaires Dar El Madina, Bloc A, 6th Floor, Hydra, Algiers, Algeria

India
AstraZeneca Pharma India Limited[4]	75%
Block N1, 12th Floor, Manyata Embassy Business Park, Rachenahalli, Outer Ring Road, Bangalore-560 045, India

United States
VaxNewMo, LLC[9,10]	19.66%
4447 McPherson Avenue, St. Louis, MO 63108, United States

Joint Ventures
Hong Kong
IHP HK Holdings Limited (in liquidation)	50%
Unit 1402, 14th Floor, Henley Building, No. 5 Queen’s Road Central, Hong Kong

United States
Montrose Chemical Corporation of California	50%
Suite 380, 600 Ericksen Ave N/E, Bainbridge Island, WA 98110, United States

Significant Holdings
China
Dizal (Jiangsu) Pharmaceutical Co., Ltd.	23.71%
Room 404, 405, 416, Building C, Huirong Business Plaza, 26 Hefeng Road, Xinwu City, Jiangsu 214028, China
Wuxi AstraZeneca-CICC Venture Capital Partnership (Limited Partnership)	22.13%
Room 808, 8F, Building 99-2 Linghu Avenue, Xinwu District, Wuxi, Jiangsu, China

United States
C.C. Global Chemicals Company	37.50%
P.O. Box 7, MS2901, TX 76101-0007, United States

Associated Holdings
Cayman Islands
Fuse Biosciences (Cayman) Limited[10]	18.75%
Palm Grove Unit 4, 265 Smith Road, George Town, P.O. Box 52A Edgewater Way, #1653, Grand Cayman KY1-9006, Cayman lslands
HBM Holdings Limited	8.78%
P.O. Box 472, Harbour Place, 2nd Floor, 103 South Church Street, George Town, Grand Cayman, KY1-1106, Cayman Islands

France
Medetia SAS[10]	10%
Institute Imagine, 24 Boulevard du Montparnasse, 75015 Paris, France
Cellectis S.A.[1]	43.85%
8, rue de la Croix Jarry, 75013 Paris, France

Israel
AION Labs Innovation Lab Ltd.	19.23%
CombinAble.AI Ltd.[10]	11.25%
ProPhet Bio Ltd.[10]	11.70%
Renasis Bio Ltd.[10]	11.25%
TenAces Biosciences Ltd.[10]	12.50%
4 Oppenheimer Street, Building B, Rehovot, 7670104, Israel

Sweden
Swedish Orphan Biovitrum AB (publ)	9.72%
Norra Stationsgatan 93A, Stockholm, Sweden
OnDosis AB	19.80%
GoCo House, 5 tr, Gemenskapens gata 9, 431 53 Mölndal, Sweden
CCRM Nordic AB	19.90%
Förändringens Gata 10, 431 53 Mölndal, Sweden
Sferical AI Holding AB11	20.00%
Arsenalsgatan 8C, Box 16066, 103 22 Stockholm, Sweden

United Kingdom
Niox Group plc	15.82%
Magdalen Centre, 1 Robert Robinson Ave, Science Park, Oxford, OX4 4GA, United Kingdom

United States
AbMed Corporation[1]	18.00%
68 Cummings Park Drive, Woburn, MA 01801, United States
Amani Therapeutics, Inc.[10]	15.00%
251 Little Falls Drive, Wilmington, DE 19808, United States
Pathos AI, Inc[10]	11.26%
600 W Chicago Ave, 510 Chicago, IL 60654, United States
Regio Biosciences, Inc.[10]	19.54%
5237 River Road, #361 Bethesda, MD 20816, United States

Employee Benefit Trusts
The AstraZeneca Employee Benefit Trust
AstraZeneca PSP/GRSP EBP for Canadian Employees

1	Ownership held in ordinary and preference shares.
2	Ownership held by way of capital contribution.
3	10% directly held by AstraZeneca PLC.
4	Accounting year end is 31 March.
5	Accounting year end is 30 June.
6	Directly held by AstraZeneca PLC.
7	Ownership held as membership interest.
8	Ownership held as partnership interest.
9	Consolidated due to Zeneca Inc. having an option to acquire.
10	Ownership held in preference shares.
11	7.14% voting rights and preference shares.
12	Liquidated on 09 January 2026.